Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Percentage of total revenue represented by customer		10.00%	10.00%	10.00%
Percentage of gross accounts receivable represented by customer		10.40%	10.00%
Number of customers accounted for Company's gross accounts receivable		1
Advertising expenses		$ 2,600,000	$ 459,000.0	$ 127,000.0
Number of outstanding preferred stock converted into common stock	14,161,444
Number of outstanding preferred stock warrants converted into common stock warrants	56,504
Cash and cash equivalents, original maturities		Three months or less at the time of acquisition
Amounts due from third-party merchant		135,000	207,000
Certificates of deposit maturity period		12 months or less from the balance sheet date
Amount Write-offs on accounts receivable to bad debt expense		95,000	176,000	82,000
Restricted cash		385,000
Certificate of deposit contractual maturities		12 months or less
Capitalized product development costs [Member]
Schedule Of Significant Accounting Policies [Line Items]
Capitalized costs associated with product development		2,500,000	1,300,000	851,000
Amortization expenses		1,100,000	708,000	366,000
Net book value of capitalized product development costs		$ 2,000,000	$ 1,100,000
Amortization period of capitalized costs associated with product development		2 years